Summary of Significant Accounting Policies (Details) - Schedule of Class A Common Stock Reconciliation - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 20, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Class ACommon Stock Reconciliation Abstract
Gross proceeds	$ 276,000,000			$ 276,000,000
Less:
Proceeds allocated to Public Warrants				(18,078,000)
Class A common stock issuance at cost				(13,270,637)
Less:
Redemption of Class A common stock		$ (3,293,029)		(258,680,733)
Plus:
Accretion of carrying value to redemption value		(4,513,655)		34,139,451
Class A common stock subject to possible redemption		17,926,097		$ 20,110,081
Plus:
Waiver of deferred underwriting fees		$ 5,622,700